SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates:
a. Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars:
b. Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and its subsidiary have operated and expect to continue to operate in the foreseeable future. The Company's 2012 financing transactions were made outside Israel in U.S. dollars. The majority of the Company operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of loss as financial income or expenses, as appropriate.

Basis of consolidation:
c. Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Compugen USA Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents:
d. Cash and cash equivalents:

The Company and its subsidiary consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

Restricted cash:	e. Restricted cash: Restricted cash is an interest bearing saving account which is used as a security for the Company's Israeli facilities leasehold bank guarantee.
Short-term bank deposits
f. Short-term bank deposits

Bank deposit with maturities of more than three months but less than one year is included in short-term deposit. Such short-term deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 1.32% and 1.77%, respectively.

Bank deposits in NIS for the years ended December 31, 2012 and 2011 bear an annual average interest rate of 2.40% and 2.56%, respectively.

Marketable securities:
g. Marketable securities:

The Company accounts for investment in Evogene in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. On April 1, 2009, the Company adopted a new guidance, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2010, 2011 and 2012, no other-than-temporary impairment was recorded.

As of December 31, 2012, the Company holds 1,043,397 shares representing 2.8% of Evogene outstanding Ordinary shares.

Long-term prepaid expenses:
h.            Long-term prepaid expenses:

Long-term prepaid expenses consist of long-term lease deposits as security for the subsidiary's facility lease, motor vehicles leases and non-refundable payments for research and developments services (see also Note 9d).

Property and equipment, net:
i. Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

Impairment of long-lived assets:
j. Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2012, 2011 and 2010, no impairment losses have been identified.

Revenue recognition:
k.            Revenue recognition:

The Company generates revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products. As of December 31, 2012 the Company did not receive upfront payments nor milestones and royalties under its collaboration agreements.

The Company views the research and development services in its agreements as service arrangements and follows the revenue recognition criteria in ASC 650-10.

In 2010, all of the Company's customers realized value from the transaction only when and if the final act was performed and, therefore, performance should be deemed to have occurred and revenue recognized. In 2012, the Company earns revenue on time and material basis and recognizes revenue accordingly to the proportional performance method.  During 2012 and 2010, the Company recognized revenues from product candidate collaboration agreements, under which the Company performed research services (see also Notes 13 and 15).

Research and development expenses, net:
l.             Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade & Labor ("OCS"), the Bi-national Industrial Research and Development Foundation ("BIRD") and the European 6th framework for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses.

Serverance pay:
m. Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of the insurance policies, and includes profits or losses accumulated up to the balance sheet date.

Some employee arrangements are under section 14 to the Israeli Severance Pay Law, 1963, pursuant to which the severance pay liability is fully covered by the deposits with the severance pay funds.

Regarding employees that have signed section 14, related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet as the Company is legally released from obligation to such employees once the deposited amounts have been paid.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $ 252, $ 257 and $ 231, respectively.

Accounting for stock-based compensation:
n. Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based on actual historical stock price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Concentration of credit risks:
o. Concentration of credit risks:

Financial instruments that potentially subject the Company and its subsidiary to concentration of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Income taxes:
p. Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2012 and December 31, 2011, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2012 and 2011 no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Net loss per share:
q.            Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, warrants and shares under the exchange option under the second research and development funding arrangement, as amended (see also Note 8b) have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2012, 2011 and 2010 the total number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 6,589,215, 5,943,400 and 5,863,457, respectively. The total number of shares related to warrants under the first research and development funding arrangement excluded from the calculations of diluted net loss per share was, 500,000 for the years ended December 31, 2012, 2011 and 2010.As of December 31, 2012 and 2011 the total number of shares related to the exchange option under the second research and development funding arrangement excluded from the calculations of diluted net loss per share was 599,340, and 1,455,000, respectively.

Fair value of financial instruments:
r. Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiary in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits , other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in Evogene and embedded derivatives with respect to research and development funding arrangement at fair value (see also Note 12).

Derivatives instruments:
s.            Derivative instruments:

As of the balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of loss and included in financial income (loss), net.

In the year ended December 31, 2012, the Company did not record net gain or loss from derivatives transactions compared with net gain (loss) in the years ended December 31, 2011 and 2010 in the amount of $ 134 and $ 15, respectively.

Investments in affiliates:
t. Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method".For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

Comprehensive income:
u.             Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2012 and 2011, Accumulated other Comprehensive income amounted to $ 5,367 and $ 4,264, respectively, related to unrealized gains from available-for-sale securities.

Reclassification:
v.            Reclassification:

Certain amounts in prior years consolidated balance sheets have been reclassified to conform to the current year presentation. In prior years, the fair value of liability with respect to outstanding options to a non- employee related to Research and Development funding arrangement was presented as a current liability while in 2012 it was decided to reclassify it and present it as a non- current liability.

Impact of recently issued accounting standards:
w.
Impact of recently issued accounting standards:
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.